Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

13.    Commitments and Contingencies

Operating Leases – The Company leased office space in Georgia and certain other states in the U.S. under various operating lease arrangements, some of which are month-to-month lease arrangements, including several vehicles and corporate apartment leases requiring monthly payments. As of September 30, 2022, there were no minimum lease commitments related to month-to-month lease arrangements.

The following are the future minimum lease obligations on the Company’s lease agreements as of September 30, 2022:

Future Minimum Lease Obligations
Remainder of 2022	$111,290
2023	274,210
2024	103,165
2025	48,029
2026	2,425
Total	$539,119

Rental expense totaled $143 thousand and $140 thousand for the three months ended September 30, 2022 and 2021, respectively. Rental expense totaled $407 thousand and $441 thousand for the nine months ended September 30, 2022 and 2021, respectively.

Financial Liability Obligation - As of September 30, 2022, the Company’s financial liability totaled $237 thousand for an executed agreement with a telecommunications company for acquiring mobile hardware. The financial liability term is thirty months from the time each mobile hardware asset was acquired.

Future Financial Liability Obligations
Remainder of 2022	$29,715
2023	118,860
2024	88,765
Total	$237,340

Litigation – The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business

14.    Commitments and Contingencies

Operating Leases – The Company leased office space in Georgia and certain other states in the U.S. under various operating lease arrangements, some of which are month-to-month leases arrangements. The Company also has several vehicle leases and corporate apartment leases in Malta requiring monthly payments. As of December 31, 2021, there were no minimum lease commitments related to month-to-month lease arrangements.

The following are the future minimum lease obligations on the Company’s lease agreements as of December 31, 2021:

December 31,	Amount
2022	$370,493
2023	76,725
2024	66,427
2025	59,157
2026	4,669
Total	$577,471

Rental expense totaled $594 thousand and $240 thousand for the years ended December 31, 2021 and 2020, respectively.

Litigation – The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business.